Reverse Recapitalization (Tables)	6 Months Ended
Jul. 31, 2021
Business Combinations [Abstract]
Summary of number of shares of common stock issued immediately following the consummation of the Business Combination
The number of shares of Common Stock issued immediately following the consummation of the Merger was as follows:

Shares
Common stock of Switchback, outstanding prior to Merger	39,264,704
Less redemption of Switchback shares	(33,009)
Less surrender of Switchback Founder Shares	(984,706)

Common stock of Switchback	38,246,989
Shares issued in PIPE	22,500,000

Merger and PIPE financing shares (1)	60,746,989
Legacy ChargePoint shares (2)	217,021,368

Total shares of common stock immediately after Merger	277,768,357